SHORT-TERM BORROWINGS (Details Textuals) (Securities Sold under Agreements to Repurchase [Member])	12 Months Ended
Dec. 31, 2010
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Interest rate applicable for Securities issued and sold to customers under repurchase agreements	70% and 112.4